Organization and nature of operations (Details Narrative) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	Feb. 11, 2022	Dec. 28, 2021	Feb. 11, 2021
Private Placement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Issuance of new ordinary shares for proceeds, shares	16
Issuance of new ordinary shares for proceeds			$ 40.0
Payments to acquire equipment			$ 29.8
Shareholders [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Issuance of new ordinary shares for proceeds, shares		20
Share issued price per share		$ 2.50